PIMCO REALPATH Blend Income Fund Expense Example - PIMCO REALPATH Blend Income Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	953
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	$ 1,945